Exhibit 99.1

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance

Stanwich Mortgage Loan Trust, Series 2015-3 CIK # Not Applicable		Citi	905	206,414,517.68	100.00%	3	1,054,250.08	0.51%	0	-	0.00%	3	1,054,250.08	0.51%	0	-	0.00%	0	-	0.00%	0	-	0.00%

Stanwich Mortgage Loan Trust A CIK # Not Applicable		Suntrust[1]	387	136,633,410.70	100.00%	1	561,161.54	0.41%	1	561,161.54	0.41%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%

Total			1292	343,047,928.38	100.00%	4	1,615,411.62	0.47%	1	561,161.54	0.16%	3	1,054,250.08	0.30%	0	-	0.00%	0	-	0.00%	0	-	0.00%

1 The request for repurchase of the loan originated by Suntrust was made in this reporting period. The repurchase has been completed but was completed after the end of this reporting period.